LONG-TERM DEBT (Details)			1 Months Ended				12 Months Ended				25 Months Ended
	Jul. 23, 2018 JPY (¥)	Sep. 27, 2016 JPY (¥)	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2016 JPY (¥) ¥ / shares	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥) item	Mar. 31, 2017 JPY (¥) item shares	Mar. 31, 2016 JPY (¥)	Nov. 30, 2019	Jan. 17, 2018 JPY (¥)	Dec. 15, 2017 JPY (¥)	Jul. 26, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Dec. 28, 2012 JPY (¥)
LONG-TERM DEBT
Short-term bank borrowing								¥ 1,500,000,000	¥ 1,000,000,000
Weighted-average interest rate of short-term debt (as a percent)								0.60%	0.36%
Long-term debt								¥ 6,084,665,000	¥ 6,745,522,000
Less: current portion								977,270,000	808,229,000
Long-term debt, non current portion								5,107,395,000	5,937,293,000
Aggregate annual maturities of long-term debt
2019								977,270,000
2020								2,064,054,000
2021								2,676,428,000
2022								270,085,000
Thereafter								96,828,000
Long-term debt								6,084,665,000	6,745,522,000
Proceeds from long-term bank borrowings								200,000,000	1,855,897,000	¥ 3,761,546,000
Convertible notes issued						¥ 2,500,000,000			2,500,000,000
Conversion price (in Japanese yen per share) | ¥ / shares						¥ 813
Conversion ratio (as a percentage)			101.5	101.0	100.5						110.0
Amount recognized in additional paid-in capital for convertible notes						¥ 100,272,000
Face amount of notes converted									¥ 1,250,000,000
Converted equity shares | shares									1,537,502
Increase in Common Stock and Additional paid-in capital from conversion of convertible notes									¥ 1,344,715,000
Issuance cost									5,557,000
Profit (loss) under Japanese GAAP								¥ (16,572,000)
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants								2 years
Amount of securities pledged for bank borrowings								¥ 5,867,417,000
Future
Aggregate annual maturities of long-term debt
Ordinary profit on a consolidated basis							¥ 600,000,000
Ordinary profit on a stand-alone basis							¥ 736,000,000
Common Stock
Aggregate annual maturities of long-term debt
Increase in Common Stock and Additional paid-in capital from conversion of convertible notes									625,000,000
Additional Paid-in Capital
Aggregate annual maturities of long-term debt
Increase in Common Stock and Additional paid-in capital from conversion of convertible notes									719,715,000
Revolving credit facility
Aggregate annual maturities of long-term debt
Maximum borrowing capacity								1,000,000,000
Amount borrowed	¥ 1,100,000,000
Balance of borrowings								¥ 1,000,000,000	1,000,000,000
Aggregate face amount												¥ 1,000,000,000				¥ 1,000,000,000
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets								75.00%
Net assets under Japanese GAAP									5,018,678,000
Net assets on a stand-alone basis									6,548,327,000
Net assets on a consolidated basis									5,018,678,000
Aggregate principal amount repaid								¥ 1,000,000,000
Overdraft arrangement
Aggregate annual maturities of long-term debt
Maximum borrowing capacity								¥ 90,000,000
Maturity period								1 year
Unutilized balance								¥ 90,000,000
Syndicated loan arrangement entered into on July 26, 2016 and September 27, 2016
Aggregate annual maturities of long-term debt
Maximum borrowing capacity								1,630,069,000
Amount borrowed		¥ 1,300,000,000
Balance of borrowings								¥ 1,136,667,000
Net assets on a consolidated basis															¥ 5,220,772,000
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants								2 years
Syndicated loan arrangement entered into on July 26, 2016 and September 27, 2016 | Minimum
Aggregate annual maturities of long-term debt
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets								75.00%
Syndicated loan arrangement entered into on July 26, 2016
Aggregate annual maturities of long-term debt
Maximum borrowing capacity														¥ 1,000,000,000
Syndicated loan arrangement entered into on September 27, 2016
Aggregate annual maturities of long-term debt
Maximum borrowing capacity		¥ 300,000,000
Maturity period		6 years
Bank of Tokyo-Mitsubishi UFJ Ltd. and Sumitomo Mitsui Banking Corporation
LONG-TERM DEBT
Short-term bank borrowing													¥ 500,000
Aggregate annual maturities of long-term debt
Amount of securities pledged for bank borrowings													¥ 848,700,000
Bank borrowings
Aggregate annual maturities of long-term debt
Proceeds from long-term bank borrowings								¥ 200,000,000	¥ 1,855,897,000
Number of lenders | item								3	2
Outstanding amount of bank borrowing								¥ 672,220,000	¥ 4,336,877,000
Bank borrowings | Secured by equity securities, various rates, and various maturities due 2020
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)								0.40%	0.40%
Long-term debt								¥ 1,566,021,000	¥ 1,810,694,000
Aggregate annual maturities of long-term debt
Long-term debt								¥ 1,566,021,000	¥ 1,810,694,000
Bank borrowings | Unsecured, various rates and various maturities, due 2019 through 2022
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)								0.90%	0.40%
Long-term debt								¥ 3,171,581,000	¥ 3,629,079,000
Aggregate annual maturities of long-term debt
Long-term debt								3,171,581,000	¥ 3,629,079,000
Bank Borrowings One
Aggregate annual maturities of long-term debt
Outstanding amount of bank borrowing								¥ 1,136,665,000
Net assets under Japanese GAAP										4,657,450,000
Net assets on a stand-alone basis										5,187,455,000
Net assets on a consolidated basis										¥ 4,657,450,000
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants								2 years
Bank Borrowings One | Minimum
Aggregate annual maturities of long-term debt
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets								75.00%
Bank Borrowings One | Secured by equity securities, various rates, and various maturities due 2020
Aggregate annual maturities of long-term debt
Outstanding amount of bank borrowing								¥ 1,708,602,000
Bank Borrowings Two
Aggregate annual maturities of long-term debt
Outstanding amount of bank borrowing								¥ 1,761,114,000
Net assets under Japanese GAAP															5,220,772,000
Net assets on a stand-alone basis															¥ 5,032,824,000
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants								2 years
Bank Borrowings Two | Minimum
Aggregate annual maturities of long-term debt
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets								75.00%
Capital lease obligations, due 2019
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)								3.70%	0.60%
Long-term debt								¥ 137,941,000	¥ 120,247,000
Aggregate annual maturities of long-term debt
Long-term debt								137,941,000	120,247,000
Zero coupon convertible bonds, due 2019
LONG-TERM DEBT
Long-term debt								1,209,122,000	1,185,502,000
Aggregate annual maturities of long-term debt
Long-term debt								¥ 1,209,122,000	¥ 1,185,502,000